UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07992

MFS SERIES TRUST XI

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

December 31, 2013

MFS® MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

12/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 97.9%
Aerospace - 0.5%
MTU Aero Engines Holding AG	96,770	$9,503,896

Airlines - 1.4%
Alaska Air Group, Inc.	127,600	$9,362,012
Delta Air Lines, Inc.	379,070	10,413,053
United Continental Holdings, Inc. (a)	144,870	5,480,432

		$25,255,497
Apparel Manufacturers - 1.8%
Hanesbrands, Inc.	192,328	$13,514,889
PVH Corp.	65,443	8,901,557
VF Corp.	148,840	9,278,686

		$31,695,132
Automotive - 1.8%
Delphi Automotive PLC	269,970	$16,233,296
TRW Automotive Holdings Corp. (a)	215,260	16,013,191

		$32,246,487
Broadcasting - 0.8%
Interpublic Group of Companies, Inc.	797,537	$14,116,405

Brokerage & Asset Managers - 2.8%
Affiliated Managers Group, Inc. (a)	67,123	$14,557,636
Evercore Partners, Inc.	110,000	6,575,800
NASDAQ OMX Group, Inc.	448,680	17,857,464
TD Ameritrade Holding Corp.	346,913	10,629,414

		$49,620,314
Business Services - 2.1%
Brenntag AG	61,144	$11,334,599
Fidelity National Information Services, Inc.	286,320	15,369,658
Serco Group PLC	1,167,303	9,649,513

		$36,353,770
Cable TV - 0.4%
Dish Network Corp., “A” (a)	121,419	$7,032,588

Chemicals - 1.1%
Celanese Corp.	231,920	$12,827,495
LyondellBasell Industries N.V., “A”	90,140	7,236,439

		$20,063,934
Computer Software - 0.7%
Symantec Corp.	522,745	$12,326,327

Computer Software - Systems - 3.0%
Ingram Micro, Inc., “A” (a)	416,050	$9,760,533
NCR Corp. (a)	268,910	9,159,075
NICE Systems Ltd., ADR	233,530	9,565,389
Vantiv, Inc., “A” (a)	257,630	8,401,314
Xerox Corp.	1,354,880	16,488,890

		$53,375,201

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Construction - 1.3%
NVR, Inc. (a)	5,810	$5,961,118
Stanley Black & Decker, Inc.	209,689	16,919,805

		$22,880,923
Consumer Products - 2.3%
International Flavors & Fragrances, Inc.	113,825	$9,786,674
Newell Rubbermaid, Inc.	686,880	22,261,781
Sensient Technologies Corp.	174,680	8,475,474

		$40,523,929
Containers - 2.5%
Ball Corp.	168,633	$8,711,581
Greif, Inc., “A”	170,220	8,919,528
Owens-Illinois, Inc. (a)	215,415	7,707,549
Sealed Air Corp.	318,770	10,854,119
Silgan Holdings, Inc.	181,490	8,715,150

		$44,907,927
Electrical Equipment - 2.2%
Pentair Ltd.	167,785	$13,031,861
Tyco International Ltd.	386,360	15,856,214
WESCO International, Inc. (a)	113,030	10,293,642

		$39,181,717
Electronics - 3.0%
Altera Corp.	264,880	$8,616,546
Analog Devices, Inc.	189,270	9,639,521
Jabil Circuit, Inc.	283,910	4,951,390
Microchip Technology, Inc.	332,226	14,867,114
NXP Semiconductors N.V. (a)	198,420	9,113,431
Ultratech, Inc. (a)	195,040	5,656,160

		$52,844,162
Energy - Independent - 5.3%
Antero Resources Corp. (a)	90,800	$5,760,352
Cabot Oil & Gas Corp.	235,502	9,128,058
Cimarex Energy Co.	78,190	8,202,913
CONSOL Energy, Inc.	334,286	12,716,239
Energen Corp.	98,640	6,978,780
EQT Corp.	140,240	12,590,747
Noble Energy, Inc.	209,678	14,281,169
PDC Energy, Inc. (a)	114,480	6,092,626
Peabody Energy Corp.	261,740	5,111,782
SM Energy Co.	150,170	12,480,629

		$93,343,295
Engineering - Construction - 0.5%
Fluor Corp.	114,036	$9,155,950

Entertainment - 0.1%
AMC Entertainment Holdings, Inc., “A” (a)	124,370	$2,555,804

Food & Beverages - 5.0%
Bunge Ltd.	194,410	$15,963,005
Coca-Cola Enterprises, Inc.	289,230	12,763,720

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Beverages - continued
Dr Pepper Snapple Group, Inc.	205,070	$9,991,010
Ingredion, Inc.	192,650	13,188,819
J.M. Smucker Co.	140,629	14,571,977
Pinnacle Foods, Inc.	385,350	10,581,711
Tate & Lyle PLC	817,390	10,950,275

		$88,010,517
Food & Drug Stores - 0.6%
Empire Co. Ltd.	149,810	$10,236,018

Gaming & Lodging - 0.6%
Wynn Resorts Ltd.	51,750	$10,050,368

General Merchandise - 0.8%
Kohl’s Corp.	236,300	$13,410,025

Insurance - 7.5%
Allied World Assurance Co.	124,552	$14,050,711
Aon PLC	172,139	14,440,741
Everest Re Group Ltd.	91,346	14,238,101
Genworth Financial, Inc. (a)	381,653	5,927,071
Hanover Insurance Group, Inc.	150,057	8,959,903
Hartford Financial Services Group, Inc.	197,064	7,139,629
Lincoln National Corp.	320,300	16,533,886
Protective Life Corp.	210,120	10,644,679
Symetra Financial Corp.	440,453	8,350,989
Third Point Reinsurance Ltd. (a)	502,370	9,308,916
Unum Group	261,854	9,185,838
Validus Holdings Ltd.	343,830	13,852,911

		$132,633,375
Leisure & Toys - 0.9%
Hasbro, Inc.	106,372	$5,851,524
Mattel, Inc.	215,720	10,263,958

		$16,115,482
Machinery & Tools - 3.9%
Cummins, Inc.	89,933	$12,677,855
Eaton Corp. PLC	209,050	15,912,886
Joy Global, Inc.	162,330	9,494,682
Kennametal, Inc.	163,390	8,507,717
Regal Beloit Corp.	127,560	9,403,723
SPX Corp.	137,140	13,660,515

		$69,657,378
Major Banks - 3.8%
Comerica, Inc.	287,057	$13,646,690
Huntington Bancshares, Inc.	1,726,570	16,661,401
KeyCorp	1,258,723	16,892,063
Regions Financial Corp.	1,002,170	9,911,461
State Street Corp.	139,140	10,211,485

		$67,323,100

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical & Health Technology & Services - 1.3%
AmerisourceBergen Corp.	254,178	$17,871,255
Universal Health Services, Inc.	72,440	5,886,474

		$23,757,729
Medical Equipment - 5.2%
CareFusion Corp. (a)	341,290	$13,590,168
Cooper Cos., Inc.	84,208	10,428,319
Covidien PLC	126,240	8,596,944
DENTSPLY International, Inc.	273,474	13,258,020
PerkinElmer, Inc.	509,425	21,003,593
St. Jude Medical, Inc.	193,010	11,956,970
Teleflex, Inc.	136,593	12,820,619

		$91,654,633
Metals & Mining - 0.7%
GrafTech International Ltd. (a)	631,383	$7,090,431
Iluka Resources Ltd.	586,067	4,516,073

		$11,606,504
Natural Gas - Distribution - 2.2%
AGL Resources, Inc.	225,494	$10,650,082
NiSource, Inc.	286,750	9,428,340
NorthWestern Corp.	174,348	7,552,755
Spectra Energy Corp.	336,339	11,980,395

		$39,611,572
Natural Gas - Pipeline - 0.5%
QEP Midstream Partners LP	363,330	$8,436,523

Oil Services - 2.5%
C&J Energy Services, Inc. (a)	286,750	$6,623,925
Cameron International Corp. (a)	144,294	8,589,822
Dresser-Rand Group, Inc. (a)	183,328	10,931,849
Ensco PLC, “A”	164,510	9,406,682
Noble Corp. PLC	236,320	8,854,910

		$44,407,188
Other Banks & Diversified Financials - 5.3%
BB&T Corp.	461,580	$17,226,166
Discover Financial Services	235,010	13,148,810
Fifth Third Bancorp	752,370	15,822,341
New York Community Bancorp, Inc.	507,730	8,555,251
PrivateBancorp, Inc.	275,680	7,975,422
SunTrust Banks, Inc.	317,770	11,697,114
TCF Financial Corp.	1,157,820	18,814,575

		$93,239,679
Pharmaceuticals - 2.0%
Endo Health Solutions, Inc. (a)	173,030	$11,672,604
Mylan, Inc. (a)	275,050	11,937,170
Valeant Pharmaceuticals International, Inc. (a)	106,550	12,508,970

		$36,118,744
Real Estate - 3.7%
Annaly Mortgage Management, Inc., REIT	697,610	$6,955,172
Big Yellow Group PLC, REIT	722,021	5,715,114
Corporate Office Properties Trust, REIT	578,920	13,714,615

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Real Estate - continued
DDR Corp., REIT	687,120	$10,561,034
EPR Properties, REIT	238,800	11,739,408
Equity Lifestyle Properties, Inc., REIT	210,800	7,637,284
Mid-America Apartment Communities, Inc., REIT	159,200	9,669,808

		$65,992,435
Restaurants - 0.5%
ARAMARK Holdings Corp. (a)	339,150	$8,892,513

Specialty Chemicals - 4.1%
Akzo Nobel N.V.	213,957	$16,583,144
Albemarle Corp.	166,380	10,546,828
FMC Corp.	207,140	15,630,784
Rockwood Holdings, Inc.	120,670	8,678,586
Symrise AG	149,231	6,877,449
Valspar Corp.	187,180	13,344,062

		$71,660,853
Specialty Stores - 4.2%
American Eagle Outfitters, Inc.	696,190	$10,025,136
ANN, Inc. (a)	178,710	6,533,638
AutoZone, Inc. (a)	22,424	10,717,327
Bed Bath & Beyond, Inc. (a)	144,520	11,604,956
Children’s Place Retail Stores, Inc. (a)	151,481	8,629,873
Sally Beauty Holdings, Inc. (a)	317,950	9,611,629
Staples, Inc.	1,116,190	17,736,259

		$74,858,818
Telephone Services - 1.4%
Frontier Communications Corp.	1,815,901	$8,443,940
Quebecor, Inc., “B”	199,190	4,957,951
Windstream Holdings, Inc.	1,325,830	10,580,123

		$23,982,014
Tobacco - 0.7%
Lorillard, Inc.	242,460	$12,287,873

Trucking - 0.4%
Swift Transportation Co. (a)	354,850	$7,881,219

Utilities - Electric Power - 6.5%
AES Corp.	940,161	$13,641,736
Calpine Corp. (a)	408,860	7,976,859
CenterPoint Energy, Inc.	248,924	5,770,058
CMS Energy Corp.	566,299	15,159,824
DTE Energy Co.	137,360	9,119,330
Great Plains Energy, Inc.	462,580	11,212,939
Northeast Utilities	417,646	17,704,014
NRG Energy, Inc.	191,177	5,490,603
Portland General Electric Co.	277,420	8,378,084
PPL Corp.	182,926	5,504,243
Public Service Enterprise Group, Inc.	487,870	15,631,349

		$115,589,039
Total Common Stocks		$1,734,396,857

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Money Market Funds - 2.6%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	46,158,774	$46,158,774
Total Investments		$1,780,555,631

Other Assets, Less Liabilities - (0.5)%		(9,585,481)
Net Assets - 100.0%		$1,770,970,150

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

12/31/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,734,396,857	$—	$—	$1,734,396,857
Mutual Funds	46,158,774	—	—	46,158,774
Total Investments	$1,780,555,631	$—	$—	$1,780,555,631

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,295,521,397
Gross unrealized appreciation	497,576,119
Gross unrealized depreciation	(12,541,885)
Net unrealized appreciation (depreciation)	$485,034,234

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	29,213,749	79,072,030	(62,127,005)	46,158,774

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$8,360	$46,158,774

QUARTERLY REPORT

December 31, 2013

MFS® BLENDED RESEARCH® CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS

12/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.7%
Aerospace - 3.7%
Alliant Techsystems, Inc.	8,340	$1,014,811
Exelis, Inc.	33,820	644,609
Lockheed Martin Corp.	31,192	4,637,003
Precision Castparts Corp.	2,797	753,232
United Technologies Corp.	34,160	3,887,408

		$10,937,063
Apparel Manufacturers - 1.0%
Michael Kors Holdings Ltd. (a)	36,350	$2,951,257

Automotive - 2.5%
Delphi Automotive PLC	32,590	$1,959,637
General Motors Co. (a)	43,730	1,787,245
Johnson Controls, Inc.	70,540	3,618,702

		$7,365,584
Biotechnology - 3.2%
Celgene Corp. (a)	22,389	$3,782,845
Gilead Sciences, Inc. (a)	75,550	5,677,583

		$9,460,428
Broadcasting - 1.3%
Time Warner, Inc.	21,440	$1,494,797
Viacom, Inc., “B”	26,680	2,330,231

		$3,825,028
Business Services - 2.2%
Accenture PLC, “A”	43,330	$3,562,593
FleetCor Technologies, Inc. (a)	25,940	3,039,390

		$6,601,983
Cable TV - 2.9%
Comcast Corp., “A”	76,830	$3,992,471
Time Warner Cable, Inc.	33,660	4,560,930

		$8,553,401
Chemicals - 2.4%
CF Industries Holdings, Inc.	14,813	$3,452,022
LyondellBasell Industries N.V., “A”	44,680	3,586,910

		$7,038,932
Computer Software - 4.2%
CA, Inc.	54,790	$1,843,684
Microsoft Corp.	58,742	2,198,713
Oracle Corp.	145,234	5,556,653
Symantec Corp.	126,590	2,984,992

		$12,584,042
Computer Software - Systems - 5.6%
Apple, Inc.	13,561	$7,609,213
Hewlett-Packard Co.	154,860	4,332,983
International Business Machines Corp.	7,203	1,351,067
Western Digital Corp.	40,330	3,383,687

		$16,676,950

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Consumer Products - 2.2%
Nu Skin Enterprises, Inc., “A”	14,780	$2,042,892
Procter & Gamble Co.	54,441	4,432,042

		$6,474,934
Containers - 0.8%
Packaging Corp. of America	37,960	$2,402,109

Electrical Equipment - 0.7%
General Electric Co.	73,984	$2,073,772

Electronics - 1.4%
Intel Corp.	160,667	$4,170,915

Energy - Independent - 2.6%
EOG Resources, Inc.	22,747	$3,817,856
Marathon Petroleum Corp.	44,520	4,083,820

		$7,901,676
Energy - Integrated - 6.2%
Chevron Corp.	55,458	$6,927,259
Exxon Mobil Corp.	113,279	11,463,835

		$18,391,094
Food & Beverages - 3.9%
Archer Daniels Midland Co.	46,340	$2,011,156
Coca-Cola Enterprises, Inc.	70,390	3,106,311
General Mills, Inc.	56,120	2,800,949
Tyson Foods, Inc., “A”	116,010	3,881,695

		$11,800,111
Food & Drug Stores - 2.9%
CVS Caremark Corp.	76,190	$5,452,918
Kroger Co.	83,120	3,285,734

		$8,738,652
General Merchandise - 1.1%
Macy’s, Inc.	63,300	$3,380,220

Health Maintenance Organizations - 1.2%
WellPoint, Inc.	39,310	$3,631,851

Insurance - 5.3%
American International Group, Inc.	20,660	$1,054,693
Berkshire Hathaway, Inc., “B” (a)	7,550	895,128
Everest Re Group Ltd.	19,825	3,090,123
MetLife, Inc.	80,590	4,345,413
Prudential Financial, Inc.	48,630	4,484,659
Validus Holdings Ltd.	49,730	2,003,622

		$15,873,638
Internet - 4.5%
Facebook, Inc., “A “ (a)	56,280	$3,076,265
Google, Inc., “A” (a)	6,874	7,703,761
Yahoo!, Inc. (a)	68,480	2,769,331

		$13,549,357

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Machinery & Tools - 1.7%
Cummins, Inc.	25,805	$3,637,731
Kennametal, Inc.	26,940	1,402,766

		$5,040,497
Major Banks - 6.0%
Goldman Sachs Group, Inc.	25,743	$4,563,204
JPMorgan Chase & Co.	123,493	7,221,871
PNC Financial Services Group, Inc.	10,060	780,455
Wells Fargo & Co.	115,870	5,260,498

		$17,826,028
Medical Equipment - 2.9%
Abbott Laboratories	65,000	$2,491,450
Medtronic, Inc.	29,870	1,714,239
Thermo Fisher Scientific, Inc.	40,900	4,554,215

		$8,759,904
Network & Telecom - 1.0%
Qualcomm, Inc.	40,670	$3,019,748

Oil Services - 1.1%
Ensco PLC, “A”	44,620	$2,551,372
Halliburton Co.	15,440	783,580

		$3,334,952
Other Banks & Diversified Financials - 3.9%
Citigroup, Inc.	110,354	$5,750,547
Discover Financial Services	77,530	4,337,804
SLM Corp.	55,740	1,464,847

		$11,553,198
Pharmaceuticals - 6.3%
Bristol-Myers Squibb Co.	85,710	$4,555,487
Endo Health Solutions, Inc. (a)	48,360	3,262,366
Johnson & Johnson	51,225	4,691,698
Pfizer, Inc.	205,050	6,280,682

		$18,790,233
Railroad & Shipping - 0.8%
Union Pacific Corp.	13,723	$2,305,464

Real Estate - 0.3%
Public Storage, Inc., REIT	6,510	$979,885

Restaurants - 1.4%
ARAMARK Holdings Corp. (a)	19,790	$518,894
McDonald’s Corp.	37,500	3,638,625

		$4,157,519
Specialty Stores - 2.1%
AutoZone, Inc. (a)	3,874	$1,851,540
Bed Bath & Beyond, Inc. (a)	25,890	2,078,967
Best Buy Co., Inc.	55,800	2,225,304

		$6,155,811

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Telecommunications - Wireless - 0.9%
American Tower Corp., REIT	34,040	$2,717,073

Telephone Services - 2.3%
AT&T, Inc.	47,634	$1,674,811
Frontier Communications Corp.	154,700	719,355
Verizon Communications, Inc.	91,460	4,494,344

		$6,888,510
Tobacco - 2.0%
Lorillard, Inc.	66,970	$3,394,040
Philip Morris International, Inc.	29,630	2,581,662

		$5,975,702
Trucking - 1.2%
United Parcel Service, Inc., “B”	33,400	$3,509,672

Utilities - Electric Power - 3.0%
AES Corp.	220,560	$3,200,326
American Electric Power Co., Inc.	66,200	3,094,188
Edison International	42,540	1,969,602
Great Plains Energy, Inc.	25,500	618,110

		$8,882,226
Total Common Stocks		$294,279,419

Money Market Funds - 1.3%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	4,007,371	$4,007,371
Total Investments		$298,286,790

Other Assets, Less Liabilities - (0.0)%		(66,569)
Net Assets - 100.0%		$298,220,221

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

12/31/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$294,279,419	$—	$—	$294,279,419
Mutual Funds	4,007,371	—	—	4,007,371
Total Investments	$298,286,790	$—	$—	$298,286,790

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$239,364,738
Gross unrealized appreciation	59,293,406
Gross unrealized depreciation	(371,354)
Net unrealized appreciation (depreciation)	$58,922,052

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

5

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,973,217	20,469,999	(19,435,845)	4,007,371

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$736	$4,007,371

6

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XI

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: February 14, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: February 14, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: February 14, 2014

*	Print name and title of each signing officer under his or her signature.